SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2019
Significant Accounting Policies [Abstract]
Basis of preparation and measurement [Policy Text Block]

Basis of preparation and measurement

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board.

These consolidated financial statements have been prepared on a historical cost basis, except for certain financial instruments which are measured at fair value. Additionally, these consolidated financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

These consolidated financial statements were approved for issuance by the Board of Directors on March 24, 2020.

Basis of consolidation [Policy Text Block]

Basis of consolidation

These consolidated financial statements include the accounts of the Company and its subsidiaries, all of which are wholly owned. Material subsidiaries include NorCrest Metals Inc., a Canadian corporation, Minera La Llamarada, S.A. de C.V., a Mexican corporation, and Babicanora Agricola del Noroeste S.A. de C.V., a Mexican corporation. The Company consolidates subsidiaries where the Company can exercise control. Control is achieved when the Company is exposed to variable returns from involvement with an investee and can affect the returns through power over the investee. Control is normally achieved through ownership, directly or indirectly, of more than 50 percent of the voting power. Control can also be achieved through power over more than half of the voting rights by virtue of an agreement with other investors or through the exercise of de facto control. All intercompany balances, transactions, income and expenses, and profits or losses have been eliminated on consolidation.

Cash and cash equivalents [Policy Text Block]

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments that are readily convertible to known amounts of cash with a term to maturity at the date of purchase of 90 days or less which are subject to an insignificant risk of change in value.

Taxes receivable [Policy Text Block]

Taxes receivable

Current taxes receivable includes Goods and Services Tax receivables generated on the purchase of supplies and services and are refundable from the Canadian government. Current and non-current taxes receivable includes Value Added Tax (“VAT”) receivables generated on the purchase of supplies and services and are receivable from the Mexican government. The Company classifies the majority of VAT receivables as non-current as it does not expect collection of certain amounts to occur within the next year. The recovery of VAT involves a complex application process and the timing of collection of VAT receivables is uncertain. The Company has not recognized a loss allowance for expected credit losses as VAT receivables are not contract assets and therefore outside the scope of IFRS 9.

Property and equipment [Policy Text Block]

Property and equipment

Equipment is recorded at historical cost less accumulated depreciation and impairment charges.

The cost of an item of plant and equipment includes the purchase price or construction cost, any costs directly attributable to bringing the asset to the location and condition necessary for its intended use, an initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located, and for qualifying assets, the associated borrowing costs.

Where an item of plant and equipment is comprised of major components with different useful lives, the components are accounted for as separate items of plant and equipment.

Costs incurred for leasehold improvements are capitalized as plant and equipment and are subject to depreciation once they are available for use. Once available for use, the leasehold improvement costs incurred will be amortized on a straight-line basis, over the term of the underlying lease.

Equipment is depreciated to its estimated residual value using the straight-line method over the estimated useful lives of the individual assets. The significant classes of equipment and their useful lives are as follows:

Computer equipment	3-4 years	Office equipment and furniture	5-10 years
Computer software	1 year	Vehicles	4 years

An item of equipment is derecognized upon disposal, when held for sale, or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on disposal of the asset, determined as the difference between the net disposal proceeds and the carrying amount of the asset, is recognized in profit or loss.

Non-depreciable property, such as land, is recorded at historical cost, less any impairment charges.

Exploration and evaluation assets and expenditures [Policy Text Block]

Exploration and evaluation assets and expenditures

Acquisition costs

The costs of acquiring exploration properties, including transaction costs, are capitalized as exploration and evaluation assets. Costs incurred prior to the legal right to explore is obtained, are expensed in the period in which they are incurred.

Acquisition costs for each exploration property are carried forward as an asset provided that one of the following conditions is met:

     • Such costs are expected to be recouped in full through the successful exploration and development of the exploration property or alternatively, by sale; or

    • Exploration and evaluation activities in the property have not reached a stage which permits a reasonable assessment of the existence of economically recoverable reserves, but active and significant operations in relation to the exploration property are continuing or planned.

The Company performs an assessment for impairment of capitalized amounts whenever the facts and circumstances indicate that the asset may exceed its recoverable amount. In the case of undeveloped properties, there may be only inferred resources to allow management to form a basis for the impairment review. The review is based on the Company’s intentions for the development of such an exploration property. If an exploration property does not prove viable, all unrecoverable costs associated with the property are charged to the consolidated statement of loss and comprehensive loss at the time the determination is made. For the purposes of impairment testing, exploration and evaluation assets are allocated to cash-generating units to which the exploration activity relates. For an asset that does not generate largely independent cash inflows, the recoverable amount is determined for the cash generating unit to which the asset belongs. Where an impairment loss subsequently reverses, the carrying amount of the asset (or cash-generating unit) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or cash-generating unit) in prior years. A reversal of an impairment loss is recognized immediately in the statement of loss and comprehensive loss.

Exploration and evaluation expenditures

Exploration and evaluation costs, net of incidental revenues, are charged to the statement of loss and comprehensive loss in the year incurred until the technical feasibility and commercial viability of the extraction of mineral reserves or resources from a particular mineral property has been determined, in which case subsequent exploration costs and the costs incurred to develop a property are capitalized into property and equipment. The establishment of technical feasibility and commercial viability of a mineral property is assessed based on a combination of factors, such as but not limited to: the extent to which mineral reserves or mineral resources have been identified through a feasibility study or similar level document; the results of optimization studies and further technical evaluation carried out to mitigate project risks identified in the feasibility study; the status of environmental permits, and the status of mining leases or permits.

During 2019, on a retrospective basis, the Company changed its accounting policy relating to exploration and evaluation expenditures (note 3).

Transition from exploration and evaluation to development and production phases

Once the technical feasibility and commercial viability of an exploration property has been determined, it is then considered to be a mine under development and is reclassified as a “mineral property”, within property and equipment. The carrying value of capitalized exploration and evaluation acquisition costs are tested for impairment before they are transferred to property and equipment.

All costs relating to the construction, installation, or completion of a mine that are incurred subsequent to the exploration and evaluation stage are capitalized to mineral property. Development expenditure is net of proceeds from the sale of ore extracted during the development phase.

The Company assesses the stage of each mine under development to determine when a property reaches the stage when it is in the condition for it to be capable of operating in a manner intended by management (“commercial production”). Determining when a mine has achieved commercial production is a matter of judgement. Depending on the specific facts and circumstances, the following factors may indicate that commercial production has commenced:

• all major capital expenditures to bring the mine to the condition necessary for it to be capable of operating in the manner intended by management have been completed;

• the completion of a reasonable period of testing of the mine plant and equipment;

• the ability to produce saleable product (e.g., the ability to produce ore within specifications);

• the mine has been transferred to operating personnel from internal development groups or external contractors;

• the mine or mill has reached a pre-determines percentage of design capacity;

• mineral recoveries are at or near the expected production level; and

• the ability to sustain ongoing production of ore (i.e., the ability to continue to produce or at a steady or increasing level).

When management determines that a property is capable of commercial production, costs capitalized during development are amortized.

Once a mineral property has been brought into commercial production, costs of any additional work on that property are expensed as incurred, except for development programs which constitute a betterment, which will be deferred and depleted over the remaining useful life of the related assets. Mine properties include decommissioning and restoration costs related to the reclamation of mine properties. Mine properties are derecognized upon disposal, or impaired when no future economic benefits are expected to arise from continued use of the asset. Any gain or loss on disposal of the asset, determined as the difference between the proceeds received and the carrying amount of the asset is recognized in the statement of loss and comprehensive loss.

Mine properties are depreciated and depleted on the unit-of-production basis using the mineable ounces extracted from the mine in the period as a percentage of the total mineable ounces to be extracted in current and future periods based on mineral resources. Mine properties are recorded at cost, net of accumulated depreciation and depletion and accumulated impairment losses and are not intended to represent future values. Recovery of capitalized costs is dependent on successful development of economic mining operations or the disposition of the related mineral property.

Asset retirement obligations [Policy Text Block]

Asset retirement obligations

The Company recognizes liabilities for statutory, contractual, constructive, or legal obligations, including those associated with the reclamation of exploration and evaluation assets and equipment, when those obligations result from the acquisition, construction, development or normal operation of the assets. Initially, a liability for an environmental rehabilitation obligation is recognized at its fair value in the period in which it is incurred if a reasonable estimate of cost can be made. The Company records the present value of estimated future cash flows, adjusted for inflation, associated with reclamation as a liability, at a risk-free rate, when the liability is incurred and increases the carrying value of the related assets for that amount. Subsequently, these capitalized asset retirement costs are amortized over the life of the related assets. At the end of each period, the liability is increased to reflect the passage of time (accretion expense) and changes in the estimated future cash flows underlying any initial estimates (additional rehabilitation costs). The Company recognizes its environmental liability on a site-by-site basis when it can be reliably estimated. Environmental expenditures related to existing conditions resulting from past or current operations and from which no current or future benefit is discernible are charged to the statement of loss and comprehensive loss.

Foreign currency translation [Policy Text Block]

Foreign currency translation

The presentation currency of the Company is the Canadian dollar. The functional currency is the currency of the primary economic environment in which the entity operates and has been determined for each entity within the Company. The Company considers the functional currency for its parent entity and subsidiaries to be the Canadian dollar. The functional currency determinations were conducted through an analysis of the consideration factors identified in International Accounting Standard (“IAS”) 21, The Effects of Changes in Foreign Exchange Rates.

Transactions in currencies other than the Canadian dollar are recorded at exchange rates prevailing on the dates of the transactions. At the end of each reporting period, the monetary assets and liabilities of the Company that are denominated in foreign currencies are translated at the rate of exchange at the statement of financial position date, while non-monetary assets and liabilities are translated at historical rates. Revenues and expenses are translated at the exchange rates approximating those in effect on the date of the transactions. Exchange gains and losses arising on translation are included in profit or loss.

Share-based compensation and payments [Policy Text Block]

Share-based compensation and payments

The Company grants stock options to buy common shares of the Company to directors, officers, employees, and consultants. The cost of stock options granted is recorded based on the estimated fair-value at the grant date and charged to the consolidated statement of comprehensive loss over the vesting period. Where stock options are subject to vesting, each vesting tranche is considered a separate award with its own vesting period and grant date fair value. The fair value of each tranche is measured at the date of grant using the Black- Scholes Option Pricing Model. Compensation expense is recognized over the tranche’s vesting period by a charge to the statement of comprehensive loss, with a corresponding increase to reserves based on the number of options expected to vest. Consideration paid for the shares on the exercise of stock options is credited to capital stock. When vested options are forfeited or are not exercised at the expiry date the amount previously recognized in share-based compensation is transferred to deficit. The number of options expected to vest is reviewed at least annually, with any impact being recognized immediately.

In situations where equity instruments are issued to non-employees and some or all the goods or services received by the entity as consideration cannot be specifically identified, they are measured at fair value of the share-based payment. Otherwise, share-based payments are measured at the fair value of goods or services received.

Warrants issued in equity financing transactions [Policy Text Block]

Warrants issued in equity financing transactions

The Company engages in equity financing transactions to obtain the funds necessary to continue operations and explore and evaluate mineral properties. These equity financing transactions may involve issuance of common shares or units. A unit comprises a certain number of common shares and a certain number of share purchase warrants. Depending on the terms and conditions of each equity financing agreement, the warrants are exercisable into additional common shares prior to expiry at a price stipulated by the agreement. Warrants that are part of units are valued based on the residual value method and included in share capital with the common shares that were concurrently issued. Warrants that are issued as payment for an agency fee or other transactions costs are accounted for as share-based payments.

Related party transactions [Policy Text Block]

Related party transactions

Parties are related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control, and related parties may be individuals, including immediate family members of the individual, or corporate entities, including the Company’s wholly owned subsidiaries. A transaction is a related party transaction when there is a transfer of resources or obligations between related parties.

Loss per share [Policy Text Block]

Loss per share

Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of shares outstanding during the reporting period. Diluted loss per share is computed similarly to basic loss per share except that the weighted average shares outstanding are increased to include additional shares for the assumed exercise of stock options and warrants, if dilutive. The number of additional shares is calculated by assuming that outstanding stock options and warrants were exercised and that the proceeds from such exercises were used to acquire common stock at the average market price during the reporting periods.

Taxation [Policy Text Block]

Taxation

Income tax expense comprises current and deferred income taxes. Current and deferred income taxes are recognized in profit or loss except to the extent that they relate to items recognized directly in equity. Current income tax expense is the expected tax payable on taxable income for the year, using tax rates enacted or substantively enacted at year end, adjusted for amendments to tax payable with regards to previous years.

The Company follows the asset and liability method of accounting for income taxes whereby deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred income tax assets and liabilities are measured using enacted or substantively enacted tax rates and laws expected to apply in the years in which temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred income tax assets and liabilities is recognized in operations in the period of substantive enactment.

A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized. To the extent that the Company does not consider it probable that a deferred tax asset will be recovered, the deferred tax asset is not recorded. Deferred income tax assets and liabilities are presented as non-current in the financial statements.

Financial instruments [Policy Text Block]

Financial instruments

The Company classifies its financial instruments in the following categories: at fair value through profit and loss (“FVTPL”), at fair value through other comprehensive income (loss) (“FVTOCI”), or at amortized cost. The Company determines the classification of financial assets at initial recognition. The classification of debt instruments is driven by the Company’s business model for managing the financial assets and their contractual cash flow characteristics. Equity instruments that are held for trading are classified as FVTPL. For other equity instruments, on the day of acquisition the Company can make an irrevocable election (on an instrument-by-instrument basis) to designate them as at FVTOCI. Financial liabilities are measured at amortized cost, unless they are required to be measured at FVTPL (such as instruments held for trading or derivatives) or the Company has opted to measure them at FVTPL.

Financial assets and liabilities at amortized cost are initially recognized at fair value plus or minus transaction costs, respectively, and subsequently carried at amortized cost less any impairment.

Financial assets and liabilities carried at FVTPL are initially recorded at fair value and transaction costs are expensed in profit or loss. Realized and unrealized gains and losses arising from changes in the fair value of the financial assets and liabilities held at FVTPL are recognized in profit or loss for the period.

An ‘expected credit loss’ impairment model applies which requires a loss allowance to be recognized based on expected credit losses. The estimated present value of future cash flows associated with the asset is determined and an impairment loss is recognized for the difference between this amount and the carrying amount as follows: the carrying amount of the asset is reduced to estimated present value of the future cash flows associated with the asset, discounted at the financial asset’s original effective interest rate, either directly or through the use of an allowance account and the resulting loss is recognized in profit or loss for the period.

In a subsequent period, if the amount of the impairment loss related to financial assets measured at amortized cost decreases, the previously recognized impairment loss is reversed through profit or loss to the extent that the carrying amount of the investment at the date the impairment is reversed does not exceed what the amortized cost would have been had the impairment not been recognized.

The Company derecognizes financial assets only when the contractual rights to cash flows from the financial assets expire, or when it transfers the financial assets and substantially all the associated risks and rewards of ownership to another entity. Gains and losses on derecognition are generally recognized in the consolidated statements of comprehensive loss.